Rights (Tables)	12 Months Ended
Dec. 31, 2025
Rights [Abstract]
Schedule of Inputs to the Black-Scholes Model	The inputs to the model were as follows:
As of the date of grant
Exercise price	50
Dividend yield	-
Risk-free rate	1.54%
Expected term (in years)	10
Expected volatility	79.68%